Debt - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) term
Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, term		5 years
Maximum borrowing capacity		$ 600.0
Accordion option, increase limit (up to)		$ 250.0
Number of options to extend | term		2
Extension period		1 year
Remaining borrowing capacity		$ 593.2
Minimum | Revolving Credit Facility
Debt Instrument [Line Items]
Commitment fee percentage (as percent)		0.20%
Maximum | Revolving Credit Facility
Debt Instrument [Line Items]
Commitment fee percentage (as percent)		0.35%
Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount	$ 300.0
Debt instrument, basis spread on variable rate	2.00%
Debt instrument, term	5 years
Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Amount drawn under line of credit		$ 0.0
Line of Credit | Bank Guarantee
Debt Instrument [Line Items]
Amount drawn under line of credit		$ 6.8